Borrowings - Lines of Credit (Details) - USD ($) $ in Millions			12 Months Ended
	Jun. 22, 2021	Jun. 21, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Five-Year Credit Agreement
Lines of Credit
Amount of credit facility	$ 7,500
Credit facility term	5 years
Three-Year Credit Agreement
Lines of Credit
Amount of credit facility	$ 2,500
Credit facility term	3 years
Terminated Credit Agreement 364 Days 2020
Lines of Credit
Credit facility term		364 days
Amount of terminated credit facility		$ 2,500
Prior Three Year Credit Agreement
Lines of Credit
Amount of credit facility		$ 2,500
Credit facility term		3 years
Prior Five Year Credit Agreement
Lines of Credit
Amount of credit facility		$ 10,250
Credit facility term		5 years
Credit Facilities
Lines of Credit
Amount of credit facility			$ 10,000
Expenses related to credit facility			12	$ 12	$ 9
Borrowings outstanding			$ 0